INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Cash Flows [Abstract]
Net (loss) income	$ (516,655)	$ (1,058,540)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	267,456	206,157
Right of use lease asset	342,255	289,471
Other current assets	(3,777,955)	0
Other non-current assets	3,777,955	0
Changes in operating assets and liabilities:
Accounts receivable	(1,148,814)	(4,278,183)
Accounts receivable, related parties	1,322,795	0
Inventories	93,457	(2,730,365)
Advances to suppliers	481,028	(5,516,436)
Other receivables	(34,954)	(66,429)
Accounts payable	(2,859,995)	2,417,189
Accrued expenses and other current liabilities	496,383	(2,210,457)
Advances from customers	654,081	556,641
Tax payable	120,585	(469,047)
Net cash used in operating activities	(782,378)	(12,859,999)
Cash Flows from Investing Activities:
Acquisition of property, plant, and equipment	(1,963,158)	(601,845)
Acquisition of intangible assets	(2,526,818)	0
Net cash used in investing activities	(4,489,976)	(601,845)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	4,634,229	1,071,767
Repayments on short-term borrowings	(1,250,146)	(72,999)
Proceeds from related parties	3,745,885	3,728,521
Payments to related parties	(5,251,091)	(3,772,757)
Proceeds from share issuance	0	8,000,000
Proceeds from long-term bank loans	3,220,914	131,670
Repayments on long-term bank loans	(738,039)	(295,380)
Net cash provided by financing activities	4,361,752	8,790,822
Effect of exchange rate changes on cash	8,168	(103,473)
Net decrease in cash and cash equivalents	(902,434)	(4,774,495)
Cash and cash equivalents at the beginning of period	1,324,809	5,878,434
Cash and cash equivalents at the end of period	422,375	1,103,939
Cash and cash equivalents	177,098	1,100,687
Restricted cash	245,277	3,252
Cash and cash equivalents at the end of year	422,375	1,103,939
Supplemental disclosures of cash flows information:
Cash paid for income taxes	0	0
Cash paid for interest	$ 137,451	$ 59,780